Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 2,837	$ 2,810	$ 2,798
State income tax, at statutory rates, net of federal tax benefit	244	237	211
Tax credits and benefits, net of related expenses	(710)	(700)	(701)
Tax-exempt income	(196)	(201)	(205)
Noncontrolling interests	(20)	(19)	(20)
Other items	6	(30)	4
Applicable income taxes	$ 2,161	$ 2,097	$ 2,087